SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Deferred revenue, beginning	$ 219,068	$ 30,046	$ 107,865
Customer payments received attributable to contract liabilities for unearned revenue		263,404	64,434
Revenue recognized from fulfilling contract liabilities		74,381	142,253
Deferred revenue, ending		219,068	30,046
Deferred revenue, beginning	219,068	30,046
Customer payments received attributable to contract liabilities for unearned revenue	17,500	263,404
Revenue recognized from fulfilling contract liabilities	218,710	74,381
Deferred revenue, ending	$ 17,858	$ 219,068	$ 30,046